DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.7%
Argentina - 0.0%
Adecoagro SA *
(Cost $4,104)	402	$4,273

Brazil - 2.5%
Atacadao SA	1,696	7,239
B2W Cia Digital *	895	10,190
B3 SA - Brasil Bolsa Balcao	22,243	74,340
Banco Bradesco SA	4,187	18,238
Banco do Brasil SA	3,382	21,582
Banco Santander Brasil SA	1,429	11,224
CCR SA	4,419	11,603
Cosan SA	4,061	18,084
CPFL Energia SA	546	2,987
Energisa SA	606	5,366
Equatorial Energia SA	3,332	15,701
Klabin SA *	2,794	14,023
Localiza Rent a Car SA	2,198	26,239
Lojas Renner SA	3,276	29,214
Natura & Co. Holding SA *	3,262	32,042
Notre Dame Intermedica Participacoes SA	1,881	31,681
Rumo SA *	4,670	18,393
Telefonica Brasil SA	1,804	15,194
TIM SA	2,636	6,113
Ultrapar Participacoes SA	2,921	10,742
Via Varejo S/A *	5,090	12,589
WEG SA	6,020	39,173

(Cost $406,124)		431,957

Chile - 0.3%
Cencosud Shopping SA	1,212	2,317
Empresas CMPC SA	4,371	11,326
Empresas COPEC SA	1,370	13,877
Enel Americas SA	83,624	11,587
Falabella SA	2,709	12,284

(Cost $59,679)		51,391

China - 36.5%
360 Security Technology, Inc., Class A *	800	1,538
3SBio, Inc., 144A *	4,904	5,939
51job, Inc., ADR *	117	8,387
AAC Technologies Holdings, Inc.	2,808	17,077
Air China Ltd., Class A	1,500	1,980
Air China Ltd., Class H *	5,074	4,073
Alibaba Group Holding Ltd., ADR *	6,956	1,488,306
A-Living Smart City Services Co. Ltd., 144A	1,648	7,952
Angel Yeast Co. Ltd., Class A *	200	2,014
Baozun, Inc., ADR *	224	7,771
BBMG Corp., Class A	1,800	780
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	300	2,949
BYD Co. Ltd., Class A	300	8,413
BYD Co. Ltd., Class H	3,110	72,127
By-health Co. Ltd., Class A	300	1,715
CanSino Biologics, Inc., Class A *	26	2,383
CanSino Biologics, Inc., Class H, 144A *(a)	225	9,949
China Aoyuan Group Ltd.	4,000	4,695
China Conch Venture Holdings Ltd.	6,020	27,690
China Construction Bank Corp., Class A	1,800	1,957
China Construction Bank Corp., Class H	351,258	288,744
China East Education Holdings Ltd., 144A *	2,000	4,365
China Eastern Airlines Corp. Ltd., Class A	1,600	1,361
China Feihe Ltd., 144A	13,007	36,450
China Jushi Co. Ltd., Class A	1,028	2,631
China Lesso Group Holdings Ltd.	3,393	8,940
China Medical System Holdings Ltd.	4,716	12,092
China Merchants Bank Co. Ltd., Class H	14,452	133,603
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,100	3,823
China Molybdenum Co. Ltd., Class A	3,300	3,009
China Molybdenum Co. Ltd., Class H	14,537	10,021
China National Medicines Corp. Ltd., Class A	200	1,143
China Resources Pharmaceutical Group Ltd., 144A	4,506	3,234
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	1,636
China Tourism Group Duty Free Corp. Ltd., Class A	400	20,996
China Vanke Co. Ltd., Class A	2,300	9,637
China Vanke Co. Ltd., Class H	6,019	20,823
Chongqing Changan Automobile Co. Ltd., Class A *	1,000	3,727
CIFI Holdings Group Co. Ltd.	13,383	11,708
CITIC Ltd.	21,111	24,399
Contemporary Amperex Technology Co. Ltd., Class A	504	34,332
Country Garden Services Holdings Co. Ltd.	5,477	56,843
CSPC Pharmaceutical Group Ltd.	33,829	53,089
Dali Foods Group Co. Ltd., 144A	5,848	3,662
Dongfeng Motor Group Co. Ltd., Class H	10,000	9,367
ENN Energy Holdings Ltd.	2,914	53,577
Eve Energy Co. Ltd., Class A	380	6,622
Ever Sunshine Lifestyle Services Group Ltd.	2,000	5,592
Fosun International Ltd.	9,308	15,087
Fuyao Glass Industry Group Co. Ltd., Class A	500	4,103
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,000	13,284
Ganfeng Lithium Co. Ltd., Class A	200	4,052
Ganfeng Lithium Co. Ltd., Class H, 144A	600	9,006
GEM Co. Ltd., Class A	1,200	2,120
Genscript Biotech Corp. *	4,612	18,094
GoerTek, Inc., Class A	600	3,667
Gotion High-tech Co. Ltd., Class A *	400	2,253
Great Wall Motor Co. Ltd., Class A	500	2,902

Great Wall Motor Co. Ltd., Class H	11,000	30,755
Greenland Holdings Corp. Ltd., Class A	1,200	1,096
Greentown Service Group Co. Ltd.	5,595	8,896
Guangzhou Automobile Group Co. Ltd., Class H	10,000	8,517
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,520
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	100	2,379
Guangzhou R&F Properties Co. Ltd., Class H	5,854	7,935
Hangzhou Robam Appliances Co. Ltd., Class A	300	2,076
Hansoh Pharmaceutical Group Co. Ltd., 144A *	4,778	20,839
HengTen Networks Group Ltd. *	12,000	11,781
Huaxia Bank Co. Ltd., Class A	2,100	2,119
Industrial Bank Co. Ltd., Class A	5,000	18,132
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,400	8,895
Jafron Biomedical Co. Ltd., Class A	200	2,712
Jinke Properties Group Co. Ltd., Class A	1,400	1,325
Jinxin Fertility Group Ltd., 144A	4,000	11,519
Kaisa Group Holdings Ltd. *	10,000	4,600
Kingdee International Software Group Co. Ltd. *	9,001	36,647
KWG Group Holdings Ltd.	4,503	6,927
Lenovo Group Ltd.	27,593	33,063
Li Auto, Inc., ADR *	1,726	40,216
Li Ning Co. Ltd.	8,000	75,090
Logan Group Co. Ltd.	4,503	7,241
Longfor Group Holdings Ltd., 144A	6,816	39,870
Meituan, Class B, 144A *	13,171	498,921
Microport Scientific Corp.	2,346	19,617
Minth Group Ltd.	2,000	8,529
NARI Technology Co. Ltd., Class A	800	3,905
NIO, Inc., ADR *	4,721	182,325
Offshore Oil Engineering Co. Ltd., Class A	100	69
Ovctek China, Inc., Class A	140	2,223
Pharmaron Beijing Co. Ltd., Class A	100	2,829
Pharmaron Beijing Co. Ltd., Class H, 144A	500	11,976
Ping An Insurance Group Co. of China Ltd., Class A	2,400	27,041
Ping An Insurance Group Co. of China Ltd., Class H	23,000	250,261
Poly Developments and Holdings Group Co. Ltd., Class A *	2,800	5,940
Poly Property Services Co. Ltd., Class H	400	3,221
Shandong Sinocera Functional Material Co. Ltd., Class A	300	2,453
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,555	21,101
Shanghai Electric Group Co. Ltd., Class A *	2,300	1,664
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	500	5,445
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,000	16,660
Shanghai M&G Stationery, Inc., Class A	200	2,644
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	1,094
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,875	6,497
Shenzhen Inovance Technology Co. Ltd., Class A	300	4,637
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,900	2,487
Shenzhou International Group Holdings Ltd.	3,000	77,461
Sichuan Chuantou Energy Co. Ltd., Class A	700	1,290
Sinotruk Hong Kong Ltd.	1,828	4,287
Skshu Paint Co. Ltd., Class A	100	3,703
Sungrow Power Supply Co. Ltd., Class A	300	4,562
Suning.com Co. Ltd., Class A	2,700	2,881
TCL Technology Group Corp., Class A	2,900	3,677
Tencent Holdings Ltd.	21,141	1,686,094
Tongcheng-Elong Holdings Ltd. *	3,200	8,638
Topchoice Medical Corp., Class A *	100	5,508
Topsports International Holdings Ltd., 144A	6,000	9,138
Uni-President China Holdings Ltd.	5,629	6,085
Unisplendour Corp. Ltd., Class A	840	2,657
Vipshop Holdings Ltd., ADR *	1,624	37,563
Want Want China Holdings Ltd.	17,278	12,845
Wuchan Zhongda Group Co. Ltd., Class A	1,100	1,244
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	300	1,141
WuXi AppTec Co. Ltd., Class A	380	9,970
WuXi AppTec Co. Ltd., Class H, 144A	1,405	30,087
Wuxi Biologics Cayman, Inc., 144A *	12,171	190,218
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	700	1,342
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,164	3,686
Xinyi Solar Holdings Ltd.	18,000	32,283
XPeng, Inc., ADR *	1,181	37,945
Yadea Group Holdings Ltd., 144A	4,000	8,916
Yum China Holdings, Inc.	1,546	104,571
Yunnan Baiyao Group Co. Ltd., Class A	300	5,913
Yutong Bus Co. Ltd., Class A	600	1,250
Zhejiang Chint Electrics Co. Ltd., Class A	600	3,029
Zhejiang Expressway Co. Ltd., Class H	6,006	5,216
Zhejiang Huayou Cobalt Co. Ltd., Class A	200	3,240
Zhejiang Weixing New Building Materials Co. Ltd., Class A *	300	1,103
Zhenro Properties Group Ltd.	4,000	2,546
Zhongsheng Group Holdings Ltd.	2,000	17,201
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,100	3,542
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	2,978	3,591

(Cost $5,049,257)		6,377,801

Cyprus - 0.2%
Polymetal International PLC
(Cost $23,741)	1,288	30,598

Czech Republic - 0.1%
Komercni banka AS *	238	8,790
Moneta Money Bank AS, 144A *	1,398	5,260

(Cost $11,892)		14,050

Egypt - 0.1%
Commercial International Bank Egypt SAE *
(Cost $14,564)	4,420	15,178

Greece - 0.1%
Eurobank Ergasias Services and Holdings SA *	9,497	8,913
Hellenic Telecommunications Organization SA	840	15,210

(Cost $20,063)		24,123

Hong Kong - 2.2%
Alibaba Health Information Technology Ltd. *	15,077	37,414
Beijing Enterprises Water Group Ltd. *	16,263	6,621
China Education Group Holdings Ltd.	3,000	7,750
China Everbright Environment Group Ltd.	11,367	6,839
China Gas Holdings Ltd.	11,922	44,470
China Jinmao Holdings Group Ltd.	20,000	7,731
China Mengniu Dairy Co. Ltd. *	11,227	68,059
China Overseas Land & Investment Ltd.	14,000	33,479
China Resources Gas Group Ltd.	3,332	20,800
Geely Automobile Holdings Ltd.	21,367	54,345
Hopson Development Holdings Ltd.	2,300	11,320
Hutchmed China Ltd., ADR *	257	7,646
Lee & Man Paper Manufacturing Ltd.	4,038	3,522
Shenzhen International Holdings Ltd.	4,500	6,842
Shenzhen Investment Ltd.	9,074	3,227
Shimao Group Holdings Ltd.	4,500	12,756
Sino Biopharmaceutical Ltd.	39,251	44,099
Vinda International Holdings Ltd.	1,000	3,176

(Cost $344,568)		380,096

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC *	1,517	12,338
OTP Bank Nyrt *	817	44,916

(Cost $49,486)		57,254

India - 10.2%
Adani Green Energy Ltd. *	1,489	26,002
Ambuja Cements Ltd.	2,700	12,150
Asian Paints Ltd.	1,398	57,318
Axis Bank Ltd. *	8,292	85,715
Bajaj Auto Ltd. *	260	15,011
Bandhan Bank Ltd., 144A *	2,306	9,761
Berger Paints India Ltd.	850	9,428
Bharat Petroleum Corp. Ltd.	3,270	21,253
Biocon Ltd. *	1,468	7,847
Britannia Industries Ltd.	386	18,326
Colgate-Palmolive India Ltd.	435	10,305
Dabur India Ltd.	2,199	16,365
DLF Ltd.	2,167	8,607
Eicher Motors Ltd. *	536	19,752
Grasim Industries Ltd.	967	19,590
Havells India Ltd.	830	11,781
HCL Technologies Ltd.	3,947	51,371
Hero MotoCorp Ltd.	434	17,973
Hindalco Industries Ltd.	5,758	31,259
Hindustan Unilever Ltd.	2,996	96,537
Housing Development Finance Corp. Ltd.	6,252	219,772
Info Edge India Ltd. *	283	16,934
Infosys Ltd., ADR	8,454	163,500
Infosys Ltd.	3,958	75,961
Lupin Ltd.	847	14,223
Mahindra & Mahindra Ltd.	3,187	35,456
Marico Ltd.	2,044	13,375
Motherson Sumi Systems Ltd. *	4,669	15,443
Nestle India Ltd.	123	29,971
PI Industries Ltd.	310	11,162
Pidilite Industries Ltd. *	502	14,451
Piramal Enterprises Ltd.	349	8,728
Reliance Industries Ltd.	10,415	309,815
Shree Cement Ltd. *	42	15,949
Siemens Ltd.	247	7,096
State Bank of India *	6,533	38,174
Tata Consultancy Services Ltd.	3,370	146,598
Titan Co. Ltd.	1,301	28,596
Trent Ltd.	676	7,928
UPL Ltd.	1,766	19,821
Wipro Ltd.	4,655	34,552
Wipro Ltd., ADR	338	2,680

(Cost $1,431,775)		1,776,536

Indonesia - 0.9%
Aneka Tambang Tbk	30,400	5,215
PT Bank Central Asia Tbk	40,289	89,931
PT Barito Pacific Tbk	110,322	6,953
PT Indah Kiat Pulp & Paper Tbk	8,640	5,143
PT Indofood Sukses Makmur Tbk	19,029	8,462
PT Kalbe Farma Tbk	73,672	7,481
PT Merdeka Copper Gold Tbk *	39,100	7,393
PT Tower Bersama Infrastructure Tbk	28,600	5,187
PT Unilever Indonesia Tbk	28,728	11,769

(Cost $145,542)		147,534

Kuwait - 0.2%
Kuwait Finance House KSCP
(Cost $42,445)	17,029	42,176

Malaysia - 1.8%
AMMB Holdings Bhd	6,600	4,561
Axiata Group Bhd	8,383	7,520
CIMB Group Holdings Bhd	25,401	26,359
Dialog Group Bhd	14,900	10,440
DiGi.Com Bhd	11,700	12,084
Fraser & Neave Holdings Bhd	300	1,935
HAP Seng Consolidated Bhd	1,600	3,150
Hartalega Holdings Bhd	6,900	15,056
IHH Healthcare Bhd	6,300	8,096
Kossan Rubber Industries	4,700	4,615
Kuala Lumpur Kepong Bhd	1,800	9,688
Malayan Banking Bhd	14,567	28,890
Malaysia Airports Holdings Bhd *	3,400	4,608
Maxis Bhd	8,200	9,245
MISC Bhd	4,700	7,829
Nestle Malaysia Bhd	300	9,929
Petronas Dagangan Bhd	1,000	4,582
Petronas Gas Bhd	3,100	12,176
PPB Group Bhd	2,600	11,675
Press Metal Aluminium Holdings Bhd	12,200	15,381
Public Bank Bhd	53,475	54,584
QL Resources Bhd	3,400	4,946
RHB Bank Bhd	5,700	7,325
Sime Darby Bhd	10,000	5,552
Supermax Corp. Bhd	4,177	4,183
Telekom Malaysia Bhd	4,100	6,113
Top Glove Corp. Bhd	19,100	23,988
Westports Holdings Bhd	2,700	2,821

(Cost $326,813)		317,331

Mexico - 1.3%
Arca Continental SAB de CV	1,610	9,142
Cemex SAB de CV, Series CPO *	55,535	46,892
Coca-Cola Femsa SAB de CV	1,975	9,838
Fomento Economico Mexicano SAB de CV	7,147	60,092
Gruma SAB de CV, Class B	852	9,289
Grupo Bimbo SAB de CV, Series A	5,613	12,363
Grupo Financiero Banorte SAB de CV, Class O	9,434	65,148
Industrias Penoles SAB de CV *	501	7,615
Kimberly-Clark de Mexico SAB de CV, Class A	5,766	10,447

(Cost $207,761)		230,826

Philippines - 0.8%
Ayala Corp.	1,080	17,979
Ayala Land, Inc.	28,500	20,556
Bank of the Philippine Islands	7,120	12,540
Globe Telecom, Inc.	80	3,029
GT Capital Holdings, Inc.	340	4,206
JG Summit Holdings, Inc.	11,250	13,445
Manila Electric Co.	860	5,114
SM Investments Corp.	932	18,955
SM Prime Holdings, Inc.	36,800	27,776
Universal Robina Corp.	3,510	10,229

(Cost $130,271)		133,829

Poland - 0.9%
Bank Polska Kasa Opieki SA *	670	17,551
CD Projekt SA (a)	278	12,806
Cyfrowy Polsat SA	837	6,969
KGHM Polska Miedz SA *	503	27,737
Orange Polska SA *	3,032	5,504
Polski Koncern Naftowy ORLEN SA	1,098	24,519
Powszechna Kasa Oszczednosci Bank Polski SA *	3,168	35,173
Powszechny Zaklad Ubezpieczen SA *	2,164	21,893
Santander Bank Polska SA *	148	10,788

(Cost $150,147)		162,940

Qatar - 0.6%
Commercial Bank PSQC	6,808	10,002
Ooredoo QPSC	2,200	4,170
Qatar Fuel QSC	1,707	8,390
Qatar National Bank QPSC	16,674	81,043

(Cost $105,751)		103,605

Romania - 0.1%
NEPI Rockcastle PLC
(Cost $12,691)	1,711	11,993

Russia - 2.5%
Gazprom PJSC	43,379	154,012
LUKOIL PJSC	1,510	123,421
LUKOIL PJSC, ADR	1	82
Mobile TeleSystems PJSC, ADR	1,781	16,243
Moscow Exchange MICEX-RTS PJSC	4,786	10,963
Novatek PJSC, GDR	335	66,816
Novolipetsk Steel PJSC	5,270	18,776
PhosAgro PJSC, GDR	504	10,312
Polyus PJSC	121	26,132

(Cost $372,183)		426,757

Saudi Arabia - 1.0%
Almarai Co. JSC	942	13,865
Bank AlBilad *	1,412	14,232
Dr Sulaiman Al Habib Medical Services Group Co.	204	8,921
Saudi Arabian Mining Co. *	1,554	24,448
Saudi Basic Industries Corp.	3,268	108,227
Savola Group	1,062	11,554

(Cost $156,799)		181,247

Singapore - 0.0%
BOC Aviation Ltd., 144A
(Cost $5,991)	734	6,526

South Africa - 5.7%
Absa Group Ltd. *	2,587	26,994
Anglo American Platinum Ltd.	198	26,246
Aspen Pharmacare Holdings Ltd. *	1,524	17,884
Bid Corp. Ltd. *	1,211	25,635
Bidvest Group Ltd.	1,004	14,214

Capitec Bank Holdings Ltd.	296	35,960
Clicks Group Ltd.	840	15,765
Discovery Ltd. *	1,581	16,201
FirstRand Ltd.	18,568	75,869
Gold Fields Ltd.	3,347	42,345
Growthpoint Properties Ltd. REIT	13,238	13,942
Impala Platinum Holdings Ltd.	2,858	52,181
Kumba Iron Ore Ltd.	269	12,548
MTN Group *	6,201	44,944
MultiChoice Group	1,368	13,743
Naspers Ltd., Class N	1,586	352,566
Nedbank Group Ltd. *	1,352	16,062
Northam Platinum Ltd. *	1,300	22,085
Old Mutual Ltd.	16,836	17,548
Remgro Ltd.	1,870	16,305
Sanlam Ltd.	6,949	30,136
Shoprite Holdings Ltd.	1,950	21,975
SPAR Group Ltd.	668	9,305
Standard Bank Group Ltd.	4,612	45,609
Vodacom Group Ltd.	2,310	22,029
Woolworths Holdings Ltd. *	3,631	14,754

(Cost $908,115)		1,002,845

South Korea - 7.3%
Amorepacific Corp.	118	30,481
AMOREPACIFIC Group	110	7,693
BGF retail Co. Ltd.	19	3,104
Celltrion Healthcare Co. Ltd. *	303	32,998
CJ CheilJedang Corp.	31	13,630
CJ Corp.	40	4,122
CJ Logistics Corp. *	32	4,896
Coway Co. Ltd.	206	15,426
Doosan Bobcat, Inc. *	176	8,126
Fila Holdings Corp.	187	9,173
GS Engineering & Construction Corp.	226	9,103
GS Holdings Corp.	140	5,809
Hankook Tire & Technology Co. Ltd.	295	12,984
Hanon Systems	670	10,221
Hanwha Solutions Corp. *	423	17,132
Hyundai Engineering & Construction Co. Ltd.	287	14,827
Hyundai Heavy Industries Holdings Co. Ltd.	181	11,485
Kakao Corp.	1,134	125,541
KB Financial Group, Inc.	1,448	76,632
Korean Air Lines Co. Ltd. *	580	16,679
LG Chem Ltd.	167	123,102
LG Corp.	288	26,181
LG Display Co. Ltd. *	828	17,886
LG Electronics, Inc.	386	52,808
LG Household & Health Care Ltd.	34	47,708
Lotte Chemical Corp.	68	17,076
NAVER Corp.	449	146,494
POSCO Chemical Co. Ltd.	112	14,617
Samsung Electro-Mechanics Co. Ltd.	211	32,380
Samsung Engineering Co. Ltd. *	602	10,241
Samsung Fire & Marine Insurance Co. Ltd.	118	22,463
Samsung SDI Co. Ltd.	200	110,706
Samsung SDS Co. Ltd.	124	20,256
Shinhan Financial Group Co. Ltd.	1,607	61,399
SK Biopharmaceuticals Co. Ltd. *	101	10,318
SK Holdings Co. Ltd.	115	27,429
SK Innovation Co. Ltd. *	186	44,363
SK Telecom Co. Ltd.	146	41,656
SKC Co. Ltd.	76	8,721
Yuhan Corp.	178	10,526

(Cost $1,048,838)		1,276,392

Taiwan - 19.5%
Acer, Inc.	10,545	12,186
ASE Technology Holding Co. Ltd.	11,443	46,220
AU Optronics Corp. *	30,158	28,241
Cathay Financial Holding Co. Ltd.	28,953	58,630
Chailease Holding Co. Ltd.	4,317	32,606
Cheng Shin Rubber Industry Co. Ltd.	5,528	9,342
China Steel Corp.	43,382	58,068
Chunghwa Telecom Co. Ltd.	14,201	58,388
Compal Electronics, Inc.	16,727	14,209
CTBC Financial Holding Co. Ltd.	67,732	56,556
Delta Electronics, Inc.	7,298	78,254
E.Sun Financial Holding Co. Ltd.	41,518	38,427
Eclat Textile Co. Ltd.	500	11,683
Evergreen Marine Corp. Taiwan Ltd. *	9,972	35,618
Far Eastern New Century Corp.	11,238	12,885
Far EasTone Telecommunications Co. Ltd.	5,485	12,796
Feng TAY Enterprise Co. Ltd.	2,000	17,461
First Financial Holding Co. Ltd.	37,597	29,963
Fubon Financial Holding Co. Ltd.	24,827	65,024
Hiwin Technologies Corp.	1,026	13,678
Hotai Motor Co. Ltd.	1,193	24,634
Hua Nan Financial Holdings Co. Ltd.	30,828	20,381
Innolux Corp. *	32,544	28,707
Inventec Corp.	9,755	9,135
Lite-On Technology Corp.	8,201	19,667
MediaTek, Inc.	5,827	210,030
Mega Financial Holding Co. Ltd.	39,000	46,763
Nan Ya Plastics Corp.	19,145	58,534
Nien Made Enterprise Co. Ltd.	500	7,381
President Chain Store Corp.	1,969	18,866
Ruentex Development Co. Ltd.	2,002	3,807
Shanghai Commercial & Savings Bank Ltd.	13,000	21,380
SinoPac Financial Holdings Co. Ltd.	37,348	18,332
Taishin Financial Holding Co. Ltd.	36,427	19,530
Taiwan Business Bank	15,197	5,290
Taiwan Cement Corp.	18,000	33,646
Taiwan High Speed Rail Corp.	6,767	7,219
Taiwan Mobile Co. Ltd.	5,776	21,028

Taiwan Semiconductor Manufacturing Co. Ltd.	89,914	1,944,527
Uni-President Enterprises Corp.	18,055	48,138
United Microelectronics Corp.	43,345	83,220
Wistron Corp.	9,763	10,875
Yageo Corp.	1,506	27,550
Yuanta Financial Holding Co. Ltd.	36,902	34,222

(Cost $2,142,270)		3,413,097

Thailand - 2.1%
Advanced Info Service PCL, NVDR	4,200	22,657
Airports of Thailand PCL, NVDR	15,600	31,465
Asset World Corp. PCL, NVDR *	27,400	4,193
B Grimm Power PCL, NVDR	3,600	5,100
Bangkok Dusit Medical Services PCL, NVDR	33,900	23,443
Berli Jucker PCL, NVDR	5,100	5,674
BTS Group Holdings PCL, NVDR	30,500	8,935
Bumrungrad Hospital PCL, NVDR	1,900	8,029
Central Pattana PCL, NVDR	7,700	12,511
Charoen Pokphand Foods PCL, NVDR	14,500	12,650
CP ALL PCL, NVDR	21,000	40,843
Energy Absolute PCL, NVDR	5,700	10,995
Gulf Energy Development PCL, NVDR	11,000	11,886
Home Product Center PCL, NVDR	20,900	9,301
Indorama Ventures PCL, NVDR	5,900	8,642
Intouch Holdings PCL, NVDR	6,900	14,193
Kasikornbank PCL, NVDR	1,100	4,191
Land & Houses PCL, NVDR	34,800	8,969
Minor International PCL, NVDR *	11,255	11,531
Muangthai Capital PCL, NVDR	3,000	5,955
Osotspa PCL, NVDR	2,900	3,435
PTT Exploration & Production PCL, NVDR	5,100	19,348
PTT Global Chemical PCL, NVDR	8,200	16,605
Siam Cement PCL, NVDR	2,800	39,264
Siam Commercial Bank PCL, NVDR	3,100	10,173
Sri Trang Gloves Thailand PCL, NVDR	3,500	4,902
Thai Oil PCL, NVDR	4,100	7,744
Thai Union Group PCL, NVDR	9,700	5,528
True Corp. PCL, NVDR	41,400	4,188

(Cost $380,110)		372,350

Turkey - 0.2%
KOC Holding AS	3,238	7,097
Turkcell Iletisim Hizmetleri AS	4,383	8,190
Turkiye Garanti Bankasi AS	9,885	9,318
Turkiye Is Bankasi AS, Class C	4,935	2,963

(Cost $31,142)		27,568

United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC	10,427	19,276
Abu Dhabi Islamic Bank PJSC	5,088	7,675
Aldar Properties PJSC	15,422	15,326
Emirates NBD Bank PJSC	9,222	34,649
Emirates Telecommunications Group Co. PJSC	6,591	38,869
First Abu Dhabi Bank PJSC	15,860	72,803

(Cost $160,254)		188,598

Uruguay - 0.2%
Globant SA *
(Cost $22,394)	151	32,898

TOTAL COMMON STOCKS (Cost $13,764,770)		17,241,769

PREFERRED STOCKS - 0.9%
Brazil - 0.6%
Banco Bradesco SA	18,824	94,980
Cia Energetica de Minas Gerais	4,004	10,361

(Cost $120,915)		105,341

Chile - 0.1%
Sociedad Quimicay Minera de Chile SA, Class B
(Cost $23,165)	481	21,628

Colombia - 0.1%
Bancolombia SA
(Cost $13,453)	1,810	13,472

South Korea - 0.1%
AMOREPACIFIC Group	5	230
LG Chem Ltd.	29	9,710
LG Household & Health Care Ltd.	8	5,184

(Cost $12,689)		15,124

TOTAL PREFERRED STOCKS (Cost $170,222)		155,565

	Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22	INR 4,500	65
5.50%, 6/3/24 (b)	INR 12,383	170

(Cost $234)		235

TOTAL CORPORATE BONDS (Cost $234)		235

	Number of Shares
WARRANTS - 0.0%
Thailand - 0.0%
Minor International PCL*, expires 9/30/21	305	7
Minor International PCL*, expires 5/5/23	419	65
Minor International PCL*, expires 2/15/24	380	51

(Cost $0)		123

TOTAL WARRANTS (Cost $0)		123

EXCHANGE-TRADED FUNDS - 0.2%
iShares ESG Aware MSCI EM ETF (Cost $37,045)	854	38,217

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
(Cost $19,916)	19,916	19,916

TOTAL INVESTMENTS - 99.9% (Cost $13,992,187)		17,455,825
Other assets and liabilities, net - 0.1%		17,738

NET ASSETS - 100.0%		$17,473,563

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
29,475	—	(9,559)(e)	—	—	5	—	19,916	19,916
CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.03% (c)
32,100	2,961,837	(2,993,937)	—	—	21	—	—	—

61,575	2,961,837	(3,003,496)	—	—	26	—	19,916	19,916

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $19,000, which is 0.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2021 the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds and Securities Lending Collateral
Consumer Discretionary	$3,635,402	20.9%
Information Technology	3,328,543	19.1
Financials	2,989,342	17.2
Communication Services	2,404,274	13.8
Materials	1,186,937	6.8
Consumer Staples	892,636	5.1
Energy	855,706	4.9
Health Care	799,015	4.6
Industrials	736,100	4.2
Real Estate	325,704	1.9
Utilities	244,033	1.5

Total	$17,397,692	100.0%

At May 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(f)
MSCI Emerging Markets Index Futures	USD	1	$67,330	$68,045	6/18/2021	$715

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2021.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$17,241,769	$—	$—	$17,241,769
Preferred Stocks (g)	155,565	—	—	155,565
Corporate Bonds	—	65	170	235
Warrants	123	—	—	123
Exchange-Traded Funds	38,217	—	—	38,217
Short-Term Investments (g)	19,916	—	—	19,916
Derivatives (h)
Futures Contracts	715	—	—	715

TOTAL	$17,456,305	$65	$170	$17,456,540

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.